Contents of Significant Accounts - Summary of Fair Value of Each Investment in Equity Instrument (Detail) - TWD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	$ 3,213,000	$ 8,482,000
SILICON INTEGRATED SYSTEMS CORP. [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	2,316,197	3,407,886
UNIMICRON HOLDING LIMITED [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	2,847,385	1,461,098
ITE TECH. INC. [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	1,023,266	1,514,658
NOVATEK MICROELECTRONICS CORP. (NOVATEK) [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	5,188,267	8,863,632
SHIN-ETSU HANDOTAI TAIWAN CO., LTD. [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	580,335	890,505
MTIC HOLDINGS PTE. LTD. [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	182,547	151,859
CHIPBOND TECHNOLOGY CORPORATION [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	$ 3,051,603	$ 3,546,027